UNIT-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year
Share-Based Payment Arrangement [Abstract]
Exercise price (in usd per share)	$ 22.5	$ 22.92	$ 19.51
Average term to exercise | year	7.5	7.5	7.5
Unit price volatility (percent)	23.00%	25.00%	30.00%
Liquidity discount (percent)	25.00%	25.00%	25.00%
Weighted average of expected annual dividend yield (percent)	6.50%	6.50%	6.50%
Risk-free rate (percent)	2.82%	2.37%	1.57%
Weighted average fair value per option (usd per option)	$ 0.74	$ 1.60	$ 1.45